Summary of Significant Accounting Policies (Details)		12 Months Ended
	May. 04, 2012	Dec. 31, 2015 USD ($) store	Dec. 31, 2014 USD ($)
Significant Accounting Policies [Line Items]
Number of full-service banking offices | store		4
Interest-bearing deposits in other financial institutions			$ 494,000
Minimum balance of loans individually evaluated for impairment		$ 250,000
Loan servicing fees, net		15,000	$ 17,000
Net deferred tax asset		$ 3,254,000
Tax benefit greater than being realized on examination		50.00%
Stock split description		On May 4, 2012, the Company completed a 1-for-5 reverse stock split, whereby every 5 shares of the Company's common stock were reclassified into one share of common stock.
Reverse stock split ratio	0.2
Collateral pledged to secure advances		$ 47,660,000.00	$ 36,887,000.00
Cash [Member]
Significant Accounting Policies [Line Items]
Collateral pledged to secure advances		$ 3,300,000	3,300,000
Minimum [Member] | Buildings and related components [Member]
Significant Accounting Policies [Line Items]
Estimated useful life		3 years
Minimum [Member] | Furniture, fixtures and equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful life		2 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Home equity lines of credit combined with the balance of the prior mortgage liens		89.90%
Maximum [Member] | Buildings and related components [Member]
Significant Accounting Policies [Line Items]
Estimated useful life		40 years
Maximum [Member] | Furniture, fixtures and equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful life		25 years
Single-Family Mortgage Loans [Member]
Significant Accounting Policies [Line Items]
Collateral pledged to secure advances		$ 29,490,000	19,978,000
Single-Family Mortgage Loans [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Lending amount up to the percentage of collateral		85.00%
Multi-Family Mortgage Loans [Member]
Significant Accounting Policies [Line Items]
Lending amount up to the percentage of collateral		85.00%
Collateral pledged to secure advances		$ 8,185,000	6,291,000
Multi-Family Mortgage Loans [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Fixed rates loans limit, period		3 years
Multi-Family Mortgage Loans [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Fixed rates loans limit, period		5 years
Commercial Real Estate [Member]
Significant Accounting Policies [Line Items]
Collateral pledged to secure advances		$ 3,155,000	$ 3,110,000
Commercial Real Estate [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Fixed rates loans limit, period		3 years
Commercial Real Estate [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Lending amount up to the percentage of collateral		85.00%
Fixed rates loans limit, period		5 years
Construction Loans [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Lending amount up to the percentage of collateral		80.00%
Maturity of construction loans convert to permanent loans		30 years